CREDIT SUISSE COMMODITY STRATEGY FUNDS
Credit Suisse Commodity Return Strategy Fund
(the “Fund”)

Supplement dated January 10, 2023
to the Prospectus and Summary Prospectus, each dated February 28, 2022

Effective immediately, Scott Ikuss will join Christopher Burton as a portfolio manager of the Fund. Accordingly, the Fund’s Prospectus and Summary Prospectus are updated as set out below.

Effective immediately, the section of the Prospectus entitled “Credit Suisse Commodity Return Strategy Fund — Summary — Portfolio Management — Portfolio managers” and the section of the Summary Prospectus entitled “Portfolio Management — Portfolio managers” are deleted in their entirety and replaced with the following:

The Credit Suisse Commodities Management Team is responsible for the day-to-day management of the fund. Christopher Burton, Senior Portfolio Manager and Managing Director, and Scott Ikuss, Portfolio Manager and Vice President, are the portfolio managers of the team and have been managing the fund since  2005 and 2023, respectively.

Effective immediately, the section of the Prospectus entitled “Meet the Managers — Commodity Return Strategy Fund” is deleted in its entirety and replaced with the following:

The Credit Suisse Commodities Portfolio Management Team (the “Commodities Team”) is responsible for the day-to-day management of the Commodity Return Strategy Fund.  Christopher Burton and Scott Ikuss are the portfolio managers of the team sharing in the day-to-day responsibilities of portfolio management including commodities exposure, portfolio construction and risk management of the Commodity Return Strategy Fund.

Effective immediately, the information in the table under the section of the Prospectus entitled “Meet the Managers” relating to Christopher Burton is deleted in its entirety and replaced with the following:

Christopher Burton, Managing Director	Commodity Return Strategy Fund

Mr. Burton is a Portfolio Manager and trader specializing in derivatives. He has been a member of the Commodities Team since 2005. Mr. Burton earned a B.S. in Economics with concentrations in Finance and Accounting from the University of Pennsylvania’s Wharton School of Business.  Mr. Burton is a CFA charter holder.

Scott Ikuss, Vice President	Commodity Return Strategy Fund

Mr. Ikuss is a Portfolio Manager and trader specializing in derivatives.  He has been a member of the Commodities Team since 2023.  Previously, he served as a Portfolio Manager — Global Commodities & Natural Resources Equities at DWS Group from May 2016 to December 2022.  Mr. Ikuss earned a B.A. in Economics from Rutgers University.

Shareholders should retain this supplement for future reference.

January 10, 2023	16-0123 CS-PRO COM-SUMPRO 2023-001

CREDIT SUISSE COMMODITY STRATEGY FUNDS
Credit Suisse Commodity Return Strategy Fund
(the “Fund”)

Supplement dated January 10, 2023
to the Statement of Additional Information dated February 28, 2022

Effective immediately, Scott Ikuss will join Christopher Burton as a portfolio manager of the Fund.

As a result of such addition, effective immediately, the following changes are made to the Fund’s Statement of Additional Information:

The following information is added to the table in the section entitled “Management of the Funds — Portfolio Managers — Portfolio Managers’ Ownership of Securities” relating to the Commodity Return Strategy Fund:

Fund	Name of Portfolio Manager(s)	Dollar Range of Equity Securities in each Fund managed by the named Portfolio Manager*
Commodity Return Strategy Fund	Scott Ikuss**	A

*  Key to Dollar Ranges:

A.  None

B.  $1 — $10,000

C.  $10,001 — $50,000

D.  $50,001 — $100,000

E.  Over $100,000

**Information provided as of January 9, 2023.

The information in the table in the section entitled “Management of the Funds — Portfolio Managers — Registered Investment Companies, Pooled Investment Vehicles and Other Accounts Managed” relating to Christopher Burton is deleted and replaced with the following:

Registered Investment Companies, Pooled Investment Vehicles and Other Accounts Managed.

As reported to the Funds, the information in the following table reflects the number of registered investment companies, pooled investment vehicles and other accounts managed by each portfolio manager and the total assets managed within each category as of January 9, 2023.

		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Name of Portfolio Manager(s)	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Commodity Return Strategy Fund*	Christopher Burton***	4	$2,784.6 million	7	$905.1 million	2	$1,184.23 million

	Scott Ikuss***	4	$2,784.6 million	7	$905.1 million	2	$1,184.23 million

*** As of January 9, 2023, Messrs. Burton and Ikuss managed 2 accounts which had assets under management of $117 million, and which have additional fees based on the performance of the accounts.

Shareholders should retain this supplement for future reference.